Acquisitions	12 Months Ended
Dec. 31, 2024
Acquisitions [Abstract]
ACQUISITIONS

NOTE 5 — ACQUISITIONS

Asset Acquisition — Indonesian Operating License

On January 18, 2023, Webull Securities Limited acquired an 80.1% equity interest in PT Mahastra Andalan Sekuritas, subsequently renamed PT Webull Sekuritas Indonesia (“Webull Indonesia”), for $3,663,788. The acquisition was accounted for using the asset acquisition method as substantially all the fair value of the gross assets acquired, excluding cash and cash equivalents and segregated cash, is concentrated in the indefinite-lived operating license which is classified as an intangible asset. Webull Indonesia is a licensed broker-dealer in Indonesia. The acquisition of Webull Indonesia further expands our operations in Asia.

The following table presents, on a condensed basis, the estimated fair values of the assets, liabilities and net assets that were acquired:

Assets:
Cash and cash equivalents and segregated cash	$2,119,445
Receivables from brokers, dealers, and clearing organizations	88,455
Receivables from customers	52,551
Prepaid expenses and other assets	153,342
Intangible asset	2,962,202
Liabilities:
Payables due to customers	(88,210)
Payables due to brokers, dealers, and clearing organizations	(52,468)
Accrued expenses and other liabilities	(9,614)
Deferred tax liability	(651,684)
Net assets acquired	$4,574,019

The 80.1% equity interest provides us with a controlling financial interest through voting interests; and, consequently, we consolidate Webull Indonesia and recognize a noncontrolling interest which represents the 19.9% of equity interests in Webull Indonesia that are not owned by us. Upon the asset acquisition, we have initially recognized a noncontrolling interest in the amount of $910,230. As of December 31, 2024 and 2023 our equity interest in Webull Indonesia was unchanged at 80.1%. For the years ended December 31, 2024 and 2023, the Company’s net loss attributable to noncontrolling interest was $488,504 and $247,296, respectively. The carrying value of the Company’s noncontrolling interest as of December 31, 2024 and 2023 was $1,273,088 and $660,221, respectively.

Asset Acquisition — Brazil Operating License

On December 28, 2023, Webull Securities Holdings (Brazil) ltda., a subsidiary of Webull Holdings (Singapore) Pte. Ltd., entered into a Share Purchase Agreement (the “Purchase Agreement”) for the acquisition of 100% of the share capital of H.H. Picchioni S.A. Corretora de Cambio e Valores Mobiliarios (“Picchioni”), a corporation organized under the laws of the Federative Republic of Brazil. The aggregate purchase price is 10,000,000 Brazilian Reals (“BRL”), which as of December 28, 2023 was equivalent to $2,060,836. The purchase price is subject to potential adjustment based upon the change in Picchioni’s net equity as of the closing date and 60 days prior to the closing date. An adjustment may result in an increase or decrease in the purchase price in the amount of the change. The closing of the Purchase Agreement will occur upon the Central Bank of Brazil’s unconditional approval of Picchioni’s change of control.

Upon the execution of the Purchase Agreement, we made the following payments: (1) a nonrefundable payment of BRL 2,500,000 or the equivalent of $510,502, and (2) a payment of BRL 7,500,000 or the equivalent of $1,531,484 to an escrow account to be paid upon the closing of the Purchase Agreement and subject to the potential purchase price adjustment. We expect the transaction to close before December 31, 2025.

The acquisition of Picchioni will provide us with a broker-dealer license in Brazil and further expand our operations in Latin America. We expect to account for this acquisition using the asset acquisition method of accounting.

Business Combination

On October 28, 2023, Webull Holdings (Singapore) Pte. Ltd. entered into a sale and purchase agreement (the “SPA”) for the acquisition of 100% of the share capital of Miflink, S.A.P.I. de C.V. (“Miflink”) and Vifaru, S.A. de C.V., Casa de Bolsa (“Vifaru”), both companies are incorporated under the laws of Mexico. The aggregate purchase price is $17,000,000, subject to potential adjustment for a net balance excess or deficit as determined as of the closing date. The net balance is determined on a combined basis for Miflink and Vifaru, including their subsidiaries, and calculated as cash, including restricted cash held for regulatory purposes, less debts, excluding liabilities incurred in normal course of operations. A net balance excess or deficit will occur in the event the net balance is greater or less than $5,000,000. If the net balance excess or deficit is greater than $50,000, then an adjustment to the purchase price will equal the amount of the excess or deficit.

On November 23, 2023, Webull Holdings (Singapore) Pte. Ltd. made a first payment in the amount of $5,000,000 as the seller satisfied certain initial closing obligations. Upon making the first payment, Webull Holdings (Singapore) Pte. Ltd. obtained all of the voting equity interests in Miflink. After receiving unconditional approval of the acquisition of Vifaru from the National Banking and Securities Commission of Mexico, Webull Holdings (Singapore) Pte. Ltd. will make a final payment in the amount of $12,000,000 in either cash or Series D convertible preferred stock of Webull Corporation or any combination of such as agreed to by Webull and the sellers, subject the net balance excess or deficit adjustment and any indemnification adjustments as provided by the SPA.

The first payment of $5,000,000 was attributed to the acquisition of Miflink as it was made concurrently with obtaining control of Miflink. The remaining payments to be made will be applied to the acquisition of Vifaru. The acquisition of Vifaru is expected to close before December 31, 2025.

On November 10, 2023, Webull Holdings Singapore made a pre-acquisition loan to Miflink (the “Pre-acquisition Loan”) of $2,000,000 to fund its operations. This loan became an intercompany loan upon the closing of the Miflink acquisition. The elimination of the Pre-acquisition Loan is treated as additional consideration and included in the purchase price.

On October 2024, Webull Holdings Singapore notified the seller that it has exercised its right to designate Webull Securities Limited as a deemed purchaser under the SPA. Webull Securities Limited has all the rights and obligations in connection with the SPA.

The fair value of the consideration transferred for the acquisition of Miflink was $7,000,000 (the “Purchase Consideration”). The following presents the components of the Purchase Consideration.

Cash consideration	$5,000,000
Elimination of pre-acquisition loan	2,000,000
Fair value of consideration transferred	$7,000,000

The excess of the Purchase Consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is not deductible for income tax purposes. Goodwill is primarily attributed to the assembled workforce of Miflink. The fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed are based upon management’s estimates and assumptions as of the acquisition date. The recorded amount of goodwill is subject to revision based upon the net balance excess or deficit adjustment which will be determined following the closing of the acquisition of Vifaru, as the net balance adjustment is calculated on a combined basis of Miflink and Vifaru. The following table presents the fair value of the net assets acquired.

Cash and cash equivalents	$1,048,480
Prepaid expenses and other assets	708,912
Software	657,793
Goodwill	5,197,438
Accrued expenses and other current liabilities	(612,623)
Net assets acquired	$7,000,000

Tangible net assets were valued at their respective carrying amounts as of the acquisition date, as these amounts approximated fair value.

Pro forma results of operations of Miflink have not been presented as the effect of this acquisition was not material to our consolidated statements of operations and comprehensive (loss) income.

Business Combination Agreement

On February 10, 2024, we formed Feather Sound I, Inc. (“Feather Sound I”) and Feather Sound II, Inc. (“Feather Sound II”), each an exempted company incorporated in the Cayman Islands with limited liability, to enter into a business combination agreement as further discussed below.

On February 27, 2024, Webull Corporation, Feather Sound I and Feather Sound II entered into a business combination agreement (the “BCA”) with SK Growth Opportunities Corporation (“SKGR”), an exempted company limited by shares incorporated under the laws of the Cayman Islands. The BCA was unanimously approved by the board of directors of Webull and SKGR, and the closing of the transactions as contemplated by the BCA is subject to the satisfaction of certain customary closing conditions.

On December 5, 2024, the parties to the BCA entered into an Amendment to Business Combination Agreement (the “Amended BCA”). The Amended BCA provides for, among other things, (i) a change in the agreed upon enterprise value from $7,700,000,000 to $5,000,000,000 and (ii) the issuance of an aggregate of 20,000,000 incentive warrants to certain shareholders of Webull.